Consolidated Balance Sheets (Parenthetical) - shares		Mar. 31, 2026	Dec. 31, 2025
Convertible preferred shares authorized (in shares)	[1]		204,286,254
Convertible preferred shares issued (in shares)	[1]		199,930,069
Convertible preferred shares outstanding (in shares)	[1]		199,930,069
Common shares issued (in shares)		298,511,364
Common shares outstanding (in shares)		298,511,364
Old Xanadu Common Shares
Common shares authorized (in shares)	[1]		336,123,821
Common shares issued (in shares)	[1]		55,964,876
Common shares outstanding (in shares)	[1]		55,964,876
Common Class A
Common shares issued (in shares)		255,226,928
Common shares outstanding (in shares)		255,226,928
Common Class B
Common shares issued (in shares)		43,284,436
Common shares outstanding (in shares)		43,284,436

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.